22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2018	2017

Assets

Cash	$720,620	$556,392
Investment in subsidiary - Community National Bank	74,886,386	70,219,699
Investment in Capital Trust	387,000	387,000
Income taxes receivable	207,244	290,224
Total assets	$76,201,250	$71,453,315

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	710,539	630,461
Total liabilities	13,597,539	13,517,461

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 20 and 25 shares issued and outstanding in 2018 and 2017, respectively
($100,000 liquidation value)	2,000,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized,
5,382,103 and 5,322,320 shares issued at December 31, 2018
and 2017, respectively (including 17,442 and 13,039 shares
issued February 1, 2019 and 2018, respectively)	13,455,258	13,305,800
Additional paid-in capital	32,536,532	31,639,189
Retained earnings	17,882,282	13,387,739
Accumulated other comprehensive loss	(647,584)	(274,097)
Less: treasury stock, at cost; 210,101 shares at December 31,
2018 and 2017	(2,622,777)	(2,622,777)
Total shareholders' equity	62,603,711	57,935,854

Total liabilities and shareholders' equity	$76,201,250	$71,453,315

Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2018	2017

Income
Bank subsidiary distributions	$4,137,000	$3,206,000
Dividends on Capital Trust	19,530	15,757
Total income	4,156,530	3,221,757

Expense
Interest on junior subordinated debentures	650,361	524,696
Administrative and other	356,055	344,657
Total expense	1,006,416	869,353

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	3,150,114	2,352,404
Income tax benefit	207,244	290,224

Income before equity in undistributed net income of subsidiary	3,357,358	2,642,628
Equity in undistributed net income of subsidiary	5,040,174	3,588,670
Net income	$8,397,532	$6,231,298

Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2018	2017

Cash Flows from Operating Activities
Net income	$8,397,532	$6,231,298
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(5,040,174)	(3,588,670)
Decrease (increase) in income taxes receivable	82,980	(20,888)
Net cash provided by operating activities	3,440,338	2,621,740

Cash Flows from Financing Activities
Redemption of preferred stock	(500,000)	0
Dividends paid on preferred stock	(103,125)	(101,563)
Dividends paid on common stock	(2,672,985)	(2,457,871)
Net cash used in financing activities	(3,276,110)	(2,559,434)
Net increase in cash	164,228	62,306

Cash
Beginning	556,392	494,086
Ending	$720,620	$556,392

Cash Received for Income Taxes	$290,224	$269,335

Cash Paid for Interest	$650,361	$524,696

Dividends paid:
Dividends declared	$3,799,864	$3,453,884
Increase in dividends payable attributable to dividends declared	(80,078)	(49,315)
Dividends reinvested	(1,046,801)	(946,698)
	$2,672,985	$2,457,871